Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 94,292	$ 141,972	$ 181,738
New Loans	674	1,078	66,269
Less Loan Payments	(62,005)	(48,758)	(106,035)
Balance, End of Period	32,961	94,292	$ 141,972
Related Party Deposit Liabilities	$ 14,900,000	$ 14,000,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	3.90%	4.60%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 85,000